RETIREMENT BENEFIT OBLIGATIONS - Sensitivity analysis (Details) - Pension plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
United Kingdom
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Contribution to the plan	$ 25.0	$ 24.0	$ 32.0
Supplementary payments	25.0	24.0	26.0
Agreed Supplementary contribution for next year	25.0
United Kingdom | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension obligation +50bps/+1yr	(67.2)
Pension obligation -50bps/-1yr	73.0
Pension cost +50bps/+1yr	(2.0)
Pension cost -50bps/-1yr	2.0
United Kingdom | Inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension obligation +50bps/+1yr	66.6
Pension obligation -50bps/-1yr	(60.2)
Pension cost +50bps/+1yr	1.0
Pension cost -50bps/-1yr	(1.0)
United Kingdom | Mortality
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension obligation +50bps/+1yr	29.0
Pension obligation -50bps/-1yr	(28.8)
Pension cost +50bps/+1yr	1.0
United States of America
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Contribution to the plan	10.0	20.0	20.0
Supplementary payments	10.0	$ 20.0	$ 20.0
United States of America | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension obligation +50bps/+1yr	(21.0)
Pension obligation -50bps/-1yr	23.0
Pension cost +50bps/+1yr	(1.0)
Pension cost -50bps/-1yr	1.0
United States of America | Mortality
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension obligation +50bps/+1yr	10.0
Pension obligation -50bps/-1yr	$ (10.2)